ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2011	2012

Billed receivable	48,719	46,799
Notes receivable	1,841	2,219
Less: Allowance for doubtful accounts	(2,726)	(3,739)

Billed accounts receivable, net	47,834	45,279

Unbilled receivable	88,139	105,240
Less: Allowance for doubtful accounts	(927)	—

Unbilled accounts receivable, net	87,212	105,240

Schedule of allowance for doubtful accounts

	As of December 31,
	2011	2012

Balance at beginning of year	404	3,653
Provision (reverse) for doubtful accounts	3,235	779
Write-offs	(25)	(727)
Exchange rate differences	39	34

Balance at end of year	3,653	3,739